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Shelton Emerging Markets Fund
SHELTON EMERGING MARKETS FUND (the "Fund") Ticker Symbols: EMSQX, EMSLX
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Shelton Emerging Markets Fund - USD ($)	Institutional Shares	Investor Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shelton Emerging Markets Fund		Institutional Shares	Investor Shares
Management fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other expenses		0.30%	0.30%
Acquired funds fees and expenses		0.02%	0.02%
Total Annual Fund Operating Expense		1.32%	1.57%
Expense Reimbursement	[1]	none	none
Net Annual Fund Operating Expenses After Expense Reimbursement		1.32%	1.57%
[1]	The Fund's Advisor, Shelton Capital Management ("Shelton" or the "Advisor"), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.55% and 1.80% for Institutional Class and Investor Class shares, respectively, until May 20, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the "Board"). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Shelton Emerging Markets Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	134	418	723	1,590
Investor Shares	160	496	855	1,867

The Shelton Emerging Markets Fund of SCM Trust is the successor fund to the ICON Emerging Markets Fund (the "Predecessor Fund"), which is proposed to be reorganized into the Shelton Emerging Markets Fund on or about May 22, 2020. All historic performance and financial information presented is that of the Predecessor Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund primarily invests, under normal market conditions, at least 80% of the Fund's net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies in "Emerging Markets" with a suitable potential for earnings growth. "Emerging markets" for this purpose are markets included in MSCI Emerging Markets Index (the "Index"). The Fund invests its assets in equity securities of non-U.S. companies located in countries with emerging markets, but may also invest in companies domiciled in developed markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in a universe of stocks listed within the MSCI Emerging Markets Index. In determining whether an issuer not included in the Index is within the geographies represented as emerging markets by the Index, the Advisor may consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company's securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund's investments in equity securities including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may enter into currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect foreign currency exposure.

The Advisor implements its investment strategy by first using a proprietary global "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country.

The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

•	Innovation: Companies characterized as having a high level of capital investment but returns on that investment that are below their cost of capital.
•	Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.
•	Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.
•	Maturity: Companies characterized as earning a small positive spread above the cost of capital.
•	Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate the Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

In conjunction with the life-cycle screen, the investment team seeks to invest in businesses it believes are on the whole beneficial to the society. Such companies are considered to offer products and services that improve the lives of their customers, and of people in the communities in which they operate, and to exhibit responsible management practices. These practices may include dealings with customers, suppliers, employees, and the environment.

The principles-based investment component of our investment approach also includes screening out businesses that do not respect the value, freedom, and equality of all people or that contribute to harmful or addictive behavior such as alcohol, tobacco, gaming, gambling, certain media, and some pharmaceutical companies that do not display responsible distribution practices. There is no guarantee that the investment team will be able to successfully screen out all companies that are inconsistent with its ethical standards.

Summary of Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal and accounting systems than those in more developed markets. Governments in emerging markets may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. The economies of emerging markets may be dependent on relatively few industries and thus affected more severely by local or global changes. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non-U.S. issuer.

Non-U.S. investment risk. Securities of non-U.S. issuers (including American depository receipts ("ADRs") and other securities that represent interests in a non-U.S. issuer's securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Economic and Political Risks. These effects may be short-term by causing a change in the global markets that is corrected in a year or less, or they may have long-term impacts which may cause changes in the markets that may last for many years. In any given country, some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Equity Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund invests in stock markets primarily outside the U.S. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them. Some or all of the securities held by the Fund may be valued using "fair value" techniques, rather than market quotations. Security values may differ depending on the methodology used to determine their values and may differ from the last quoted sales or closing prices.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders as ordinary income.

Ethical Investment Risk. In avoiding investments that are inconsistent with the Fund's principles based screening approach, which may preclude an otherwise attractive investment opportunity, the Fund may not achieve the same level of performance as it would have without the application of the screening process.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.